Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated Other Comprehensive Income (Loss)

11.  Accumulated Other Comprehensive Income (Loss) (a)

The following table shows the changes in other comprehensive income (loss) for the past two years:

	For the years ended December 31,
	2015				2014
(In thousands)	Net unrealized gains (losses) on securities	Adjustments related to defined benefit plan	Net unrealized gains(losses) from cash flow hedges:	Accumulated other comprehensive income (loss)	Net unrealized (losses) gains on securities	Accumulated other comprehensive (loss) income

Balance, beginning of period	$143	$-	$-	$143	$(476)	$(476)
Other comprehensive (loss) income before reclassifications	(127)	(498)	(17)	(642)	909	909
Less amounts reclassified from accumulated other comprehensive loss	18	(50)	-	(32)	290	290
Period change	(145)	(448)	(17)	(610)	619	619
Balance, end of period	$(2)	$(448)	$(17)	$(467)	$143	$143

(a) All amounts are net of tax.